SHORT-TERM AND LONG-TERM DEBT - LONG-TERM DEBT MATURITIES (DETAILS) (USD $) In Millions, unless otherwise specified	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Long-term debt maturities - 2014					$ 4,506
Long-term debt maturities - 2015				3,798
Long-term debt maturities - 2016			2,379
Long-term debt maturities - 2017		1,085
Long-term debt maturities - 2018	$ 1,531